Unaudited interim consolidated statements of cash flows - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Receipts from disposal of Bitcoin mined	$ 75,680	$ 29,945
Payments for electricity, suppliers and employees (inclusive of GST)	(55,906)	(32,318)
Interest received	1,520	254
Interest paid	(48)	(4,144)
Net cash from/(used in) operating activities	21,246	(6,263)
Cash Flows from Investing Activities
Payments for property, plant and equipment net of computer hardware prepayments	(31,389)	(54,653)
Payments for computer hardware prepayments	(32,626)	(10,003)
Repayments of loan proceeds	0	2,244
Prepayments and deposits	(10,243)	(4,919)
Proceeds from disposal of property, plant and equipment	0	16,616
Net cash used in investing activities	(74,258)	(50,715)
Cash Flows from Financing Activities
Capital raising costs	(747)	(214)
Repayment of borrowings	0	(9,432)
Capital raising receipts	74,994	0
Payment of borrowing transaction costs	0	(200)
Repayment of lease liabilities	(133)	(108)
Net cash from/(used in) financing activities	74,114	(9,954)
Net increase/(decrease) in cash and cash equivalents	21,102	(66,932)
Cash and cash equivalents at the beginning of the period	68,894	109,970
Effects of exchange rate changes on cash and cash equivalents	311	(2,377)
Cash and cash equivalents at the end of the period	$ 90,307	$ 40,661